COMMITMENTS AND CONTIGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTIGENCIES

22. COMMITMENTS AND CONTIGENCIES

(i) Capital Commitments

As of June 30, 2025 and 2024, the Company had no capital commitments.

(ii) Litigation

From time to time, we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. Our subsidiaries in PRC have significant litigations in contractual disputes in court. The Company records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews the need for any such liability on a regular basis.

The following table sets forth the current legal proceedings that we are involved, which, if determined adversely to us, would individually or in the aggregate have a material adverse effect on our business, financial condition or results of operations.

No.	Plaintiff	Defendant	Cause of Action	Status on June 30, 2025	Recorded in Account Payable (USD) as of June 30, 2025	Recorded in Accrued legal expenses (USD) as of June 30, 2025	Status of Subsequent Updates to the Filing Date	Name of the Court
1	Wang Zhangang	Zibo Jingyang, Ganzhou Zhangyang	Labor disputes	Case applying for preservation	-	3,909	No change	Zhangdian District Labor Dispute Arbitration Committee
2	Shenzhen Haiying Science & Technology Co., Ltd.	Huizhou Jingyang, Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	37,680	6,672	No change	Shenzhen Futian District People’s Court
3	Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	-	1,117	No change	Suzhou Industrial Park People’s Court
4	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	37,691	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
5	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	14,056	30,481	No change	Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court
6	Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	20,102	-	No change	Longgang District People’s Court
7	Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch	Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	10,965	-	No change	Zhongshan City Second People’s Court
8	Deng Yongbo	Huizhou Jingyang	Labor disputes	Case applying for preservation	11,402	22,565	No change	Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee
9	Shenzhen Kuayue Express Co., Ltd.	Yilon Energy, Huizhou Jingyang	Contractual Dispute	Case applying for preservation	10,746	3,856	No change	Shenzhen Bao’an District People’s Court
10	Shenzhen Jintongda Machinery Co., Ltd.	Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	45,598	8,389	No change	Ganzhou Economic and Technological Development Zone People’s Court
11	Shenzhen Fengshengyuan Technology Co., Ltd.	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	14,300	-	No change	Guangzhou Intermediate People’s Court
12	Shandong Chuangying Flooring Engineering Co., Ltd.	Zibo Jingyang, Huizhou Jingyang	Contractual Dispute	Case applying for preservation	1,674	901	No change	Zibo Zhangdian District People’s Court Fengshui Tribunal
13	Shenzhen Haoneng Technology Co., Ltd.	Ganzhou Zhangyang,Huizhou Jingyang,	Contractual Dispute	Case applying for preservation	83,757	-	No change	Zibo Zhangdian District People’s Court Fengshui Court
14	Shenzhen Yanxiangda Technology Co., Ltd.	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	45,349	-	No change	Pingshan District Court, Shenzhen
15	Amphenol Automotive Connection Systems Changzhou Co., Ltd.	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	11,284	-	No change	Changzhou Xinbei District People’s Court
16[i]	Lanzhou Electric Motor Co., Ltd. Companies	Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	2,801,775	576,551	No change	Lanzhou New District People’s Court
17	Shenzhen Lingyueda Technology Co., Ltd.	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	14,204	-	No change	Shenzhen Guangming District People’s Court
18	Suzhou Qinglizi New Energy Technology Co., Ltd.	Ganzhou Zhangyang, Huizhou Jingyang	Contractual Dispute	Case applying for preservation	9,844	-	No change	Taicang District People’s Court
19 ii	Yutong Bus Co., Ltd.	Huizhou Jingyang & Elong Power (Ganzhou)	Contractual Dispute	Case applying for preservation	-	438,768	No change	Zhengzhou Guancheng District People’s Court
20	Liu Yongjian	Ganzhou Zhangyang	Labor disputes	Case applying for preservation	398	3,438	No change	Ganzhou Economic and Technological Development Zone Labor Arbitration Committee
21	Ganzhou Tongcheng Hardware & Electrical Co., Ltd.	Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	16,006	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
22	Lanjun Hardware & Electrical Co., Ltd.	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	2,540	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
23	Quanxing Hardware and Electrical Distribution Department	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	14,795	-	No change	Quanxing Hardware and Electrical Distribution Department
24	Ganzhou Jiankong Investment Holding Group Co., Ltd.	Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	-	1,188	No change	Ganzhou Economic and Technological Development Zone People’s Court
25 iii	Xianning Fengdan Public Transport Holding Co., Ltd.	Ganzhou Zhangyang, Huizhou Jingyang	Contractual Dispute	Judgment effected	-	906,103	No change	Xianning Xianning District People’s Court
26	Ganzhou Gert Machinery Co., Ltd.	Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	4,934	36	No change	Ganzhou Economic and Technological Development Zone People’s Court
27	Jiangxi Guangtai Environmental Engineering Co., Ltd.	Ganzhou Zhangyang,Huizhou Jingyang,	Contractual Dispute	Case applying for preservation	15,224	1,097	No change	Huaxi District People’s Court, Guiyang City, Guizhou Province
28	Connet (Changzhou) Intelligent Technology Co., Ltd.	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	4,769	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
29 iv	Chery Wanda Guizhou Bus Co., Ltd.	Huizhou Jingyang	Contractual Dispute	Case applying for preservation	-	805,428	No change	Guiyang Huaxi District People’s Court
30	Xiamen GOLDEN DRAGON Bus Co., Ltd.	Ganzhou Zhangyang	Contractual Dispute	Case applying for preservation	-	39,086
				Total amount:	$3,229,093	$2,849,585

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with customers and suppliers. As of this report date of the consolidated financial statements, the Company is ongoing with various lawsuits and the estimate aggregate amount related to such litigations are approximately $6.07 million (RMB43.54 million), which comprises the following: Amounts due to suppliers recorded in accounts payable totaling $3.22 million (RMB23.13 million) Accrued legal expenses recognized pursuant to court judgments amounting to $2.84 million (RMB20.41 million).

i)	In April 2024, a customer of our company filed a lawsuit against Ganzhou Zhangyang in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million, RMB22.7 million). According to the court judgment obtained, Ganzhou Zhangyang is required to return the USD$3.1 million (RMB22.7 million) it has already received and pay liquidated damages. As of June 30, 2025, based on this judgment, the company recorded the estimated liability of USD 3.37 million (RMB24.20 million), and was recorded RMB 835,151 ($115,115) in other income for the six months ended June 30, 2025.

ii)	On March 7, 2024, a customer of the Company filed a lawsuit in Zhengzhou, Henan Providence against Huizhou Jingyang and Jingyang Power (Ganzhou), a subsidiary of the Company, demanding compensation in the amount of RMB13,077,192 ($1.8 million) for losses caused by a product quality issue. On December 3, 2024, the court ordered Huizhou Jingyang to pay the plaintiff a battery replacement fee of RMB2,980,724 ($414,235), as well as other fees in the aggregate amount of RMB162,436 ($22,574), within ten days after the judgment was to take effect. The other claims were dismissed. The company has accepted the judgment but has not yet reached the enforcement stage, and recognized RMB 3,143,160 ($436,809) as estimated liability during the year ended June 30, 2025.

iii)	In 2021, a user of the Company’s product filed a lawsuit in Xianning, Hubei Province against a Company’s customer (first defendant) and the Company (the second defendant). The Company accrued USD$0.9 million (RMB6.4 million) lawsuit compensation charge. As of the reporting date, the parties are still negotiating the claim, and the company is preparing for the appeal process.

iv)

In 2022, a customer of the Company filed a lawsuit against Huizhou Jingyang and Ganzhou Zhangyang in Guizhou Province, seeking payment for the costs associated with replacing a vehicle’s power battery. According to the court judgment obtained, Huizhou Jingyang and Ganzhou Zhangyang must jointly pay the customer a total of USD$0.8 million (RMB5.8 million) for the vehicle’s power battery replacement and related expenses. Based on this effective judgment and management’s assessment of the relevant facts and legal obligations, the Company has recognized a provision of RMB 5.8 million in its financial statements.

As of the reporting date, the parties are still in further negotiations regarding the aforementioned claim, and the Company is actively preparing for the appeal process.

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with customers and suppliers. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any of such matters will have a material adverse effect on the consolidated balance sheets, comprehensive loss, or cash flows on an individual basis or in the aggregate. As of June 30, 2025 and December 31, 2024, other than as disclosed above, the Company is not a party to any material legal or administrative proceedings.